(ICON)
Prudential
Mortgage
Income
Fund, Inc.

ANNUAL
REPORT
Dec. 31, 1997
(LOGO)

Prudential Mortgage Income Fund, Inc.

Performance At A Glance.
U.S. interest rates declined as inflation inched up by the smallest amount in more than a decade. This favorable economic climate helped bolster prices of mortgage backed securities. The Prudential
Mortgage Income Fund provided
returns that were in line with those of the average U.S. mortgage fund tracked by Lipper Analytical Services.

Cumulative Total Returns1
As of 12/31/97

                                     One
Five          Ten           Since
                                    Year
Years        Years        Inception2
  Class A                              8.57%
34.32%       N/A           75.92%
                                      (8.42%)
(34.05%)                   (75.56%)
  Class B                              7.84
30.20        97.07%       267.27
                                      (7.69)
(29.93)      (96.66%)     (265.75)
  Class C                              7.84
N/A         N/A           26.45
                                      (7.69)
(26.19)
  Class Z                              N/A
N/A         N/A            8.18
  Lipper U.S. Mtge. Fd. Avg3           8.58
34.44       116.29          ***

Average Annual Total Returns1
As of 12/31/97

                       One              Five
Ten                 Since
                      Year              Years
Years              Inception2
  Class A              4.23% (4.08%)     5.22%
(5.17%)       N/A              6.82% (6.80%)
  Class B              2.84  (2.69)      5.26
(5.21)      7.02% (7.00%)      8.61  (8.58)
  Class C              6.84  (6.69)         N/A
N/A              7.11  (7.04)

Dividends
& Yields
As of 12/31/97

                             Total
Distributions                30-Day
                               Paid for 12 Mos.
SEC Yield
  Class A                          $0.90
6.08%
  Class B                          $0.81
5.72
  Class C                          $0.81
5.73
  Class Z                          $0.72
6.48

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund
Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual returns do take into account applicable sales charges. The
Fund charges a maximum front-end sales load of 4% for Class A shares and a declining, six-year contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%,
1% and 1% for Class B shares. Class C shares have a 1% CDSC for one year. The numbers in parentheses () show the Fund's average annual returns and 30-day
SEC yield without waiver of management fees and/or expense subsidization.
Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years. Class Z shares are not subject to a sales charge or a distribution fee. Since Class Z shares have been in existence less than a year, no average annual returns are presented.

2 Inception dates: Class A, 1/22/90; Class B,
4/2/82; Class C, 8/1/94; and
Class Z, 3/18/97.

3 This includes all funds in the Lipper U.S.
Mortgage Fund average for one-,
five-, and 10-year periods since inception of the Class B shares on 3/25/82.

***Lipper since inceptions returns are: Class
A, 80.74%; Class B, 323.09%;
Class C, 29.46%, and Class Z, 8.81% for all funds in each Lipper share class.

         How Investments Compared.
            (As of 12/31/97)
                 (GRAPH)
  U.S.        General       General       U.S.
Growth         Bond        Muni Debt
Taxable
Funds          Funds         Funds      Money
Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the
reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have received higher
historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Barbara L. Kenworthy and Sharon A. Fera, Fund
Managers
Portfolio
Managers' Report
(PHOTOS)

The Prudential Mortgage Income Fund seeks a high level of income over the long term by investing primarily in a portfolio of mortgage backed securities, including those issued by the Government
National Mortgage Association (GNMA)
and the Federal National Mortgage Association
(FNMA). It may also invest in
obligations using mortgages as collateral as well as other U.S. government obligations, corporate debt, and high quality money market instruments. The
Fund's credit quality is investment grade and the effective maturity is generally in the intermediate-term range. There can be no assurance that the Fund will achieve its investment objective.

Is Inflation Conquered?
Inflation inched up 1.7% in 1997 and will likely remain tame this year as U.S.
companies face increased competition from cheaper Asian imports. This is good news for bondholders who fear that mounting inflationary pressures will hurt the value of their fixed interest and principal payments.

Strategy Session.

Inflation Fears Fade.
Early in the year, investors worried that robust U.S. economic growth would spur higher inflation. The economy had sped into 1997, powered by continued solid growth in jobs and strong consumer spending. The Federal Reserve must have shared investors' concerns, because it increased the federal funds rate
(what banks charge each other for overnight loans) by a quarter percentage point to 5.50% on March 25 to slow economic growth. This was the first increase in two years.

Bond yields continued to rise in April because some investors thought a second interest rate increase was coming. During that month, the yield on the 30-year benchmark U.S. Treasury bond rose to 7.16%, its highest level of the year.
Then yields began to edge downward as one report after another showed inflation remained subdued, even though the economy continued moving ahead.

Prepayment Risk Rises.
As bond yields fell, investors fretted about prepayment risk (the chance that mortgage backed securities will be retired early as consumers refinance the underlying home loans as interest rates decline). When this happens, investors are forced to reinvest their cash at lower interest rates. We addressed this concern by seeking securities that minimized prepayment risk.

     Portfolio Composition.
 Sectors expressed as a percentage
of total investments as of 12/31/97.
            (PIE CHART)

What Went Well.

Pass It Along.
Encouraged by benign inflationary pressures, investors seeking higher yields pushed up prices of mortgage backed securities, which returned a solid 9.49% in 1997. Within the mortgage backed market, some sectors performed particularly well, such as mortgage pass-through securities, in which payments on the underlying home loans typically pass from a bank to a federal government agency to investors. Mortgage pass-through securities (66% of our total investments as of December 31) rallied partly because Wall Street brokerage firms use them to make a more complex type of security called collateralized mortgage obligations (CMOs). To meet the brisk demand for CMOs, brokerage firms bid up the prices of mortgage pass-through securities. You can get an idea of how strong the demand was from the fact that $127 billion of new collateralized mortgage obligations were issued in 1997, a 127% increase from the previous year.

Even though prices of asset backed securities came under pressure late in the year, they still benefited your Fund by providing a steady stream of generous interest payments. Asset backed securities comprised 15% of our total investments at year end.

And Not So Well.

Too Much Too Soon.
A flood of asset backed securities were issued in November while investors were still reeling from the impact of the Asian economic crisis. As a result, demand for newly issued and outstanding asset backed securities flagged, sending prices lower and yields higher. Another blow fell that month when
Standard & Poor's Corp. downgraded ratings of some Green Tree Financial asset backed securities, which accounted for more than 4% of your Fund's total investments as of December 31.

Shortly after the end of the reporting period, Moody's Investors Service lowered its ratings of some Green Tree
Financial bonds after the company
reported unexpected losses in the fourth-quarter. We decided to sell our Green Tree securities even though prices had declined.

Five Largest Holdings.
4.3%          Green Tree Financial
4.2%          FNMA
3.9%          Money Store Home
              Impvt. Loan Trust
3.1%          Merck and Co.
3.0%          ICI Funding

Expressed as a percentage of net assetsas of 12/31/97.

Looking Ahead.
Since prices of U.S. Treasury securities will
likely hover in a fairly narrow
range, we expect growing demand for securities
that offer incremental yield
over Treasuries, such as asset backed
securities. Moreover, we believe the
sell-off in asset backed securities was
primarily the result of a temporary
imbalance in supply and demand, so we expect
prices to rebound during the new
year. Overall, we are cautiously optimistic
about the outlook for mortgage
backed and asset backed securities because we
believe the Asian economic
turmoil will likely slow U.S. economic growth
and help keep inflation in
check, which is generally positive for the bond
market. In this climate, we
are carefully monitoring the pace of
prepayments on mortgage backed securities.
-----------------------------------------------
--------------------------------
                                1

President's Letter
February 2, 1998
(PHOTO)
                              Investing Smart.
Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets? Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way Americans invest and accumulate wealth, save for college or build a nest egg for retirement.
While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential Financial
Professional to update your investment strategy and retirement plan. A wise investor does so periodically. You could find the tax law opening doors that may benefit you now or over the long term, such as --

-  Revised Capital Gains Tax Rates &
Exclusions. Long-term rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home
(perhaps up to $500,000 more).

- New Roth IRAs. The Roth IRA features tax-free distributions and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

-  New Education IRAs. Similar to a traditional
IRA, but specifically designed
for higher education. The new law also creates credits and deductions to help defray college costs.

-  Expanded IRAs. Rules governing traditional
IRAs have been extensively
revised. Deductibility and contribution limits have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you! That's why I recommend you call your Prudential Financial Professional and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities
-----------------------------------------------
--------------------------------
                                   2

Portfolio of Investments
as of December 31, 1997           PRUDENTIAL
MORTGAGE INCOME FUND, INC.
-----------------------------------------------
-------------

Principal
Amount
(000)        Description
Value (Note 1)
-----------------------------------------------
-------------
LONG-TERM INVESTMENTS--98.3%
-----------------------------------------------
-------------
             Obligations--4.4%United States
               Treasury Bonds,
$   3,000    12.375%, 5/15/04
$  4,043,430
    2,000    7.125%, 2/15/23
2,283,120
             United States Treasury Note,
    1,000    6.125%, 8/15/07
1,027,660

------------
             Total U.S. government obligations
               (cost $7,193,600)
7,354,210

------------
-----------------------------------------------
-------------
U.S. Government Agency Mortgage
Pass-through Obligations--66.4%
             Federal National Mortgage
               Association,
        7    7.00%, 4/01/08
7,051
   25,401    7.50%, 6/01/10 - 12/01/24
26,157,687
       19    8.00%, 10/01/24
19,780
             Government National Mortgage
               Association,
   18,310    7.50%, 7/15/07 - 7/15/24
18,850,358
   48,733    8.00%, 2/15/04 - 11/15/25
50,984,702
   12,648    9.00%, 4/15/01 - 4/15/25
13,691,652

------------
             Total U.S. government agency
               mortgage pass-through
obligations
               (cost $107,200,983)
109,711,230

------------
-----------------------------------------------
-------------
Collateralized Mortgage Obligations--9.9%
             Federal National Mortgage
               Association,
    6,500    6.997%, 12/25/21, REMIC
6,719,375
             ICI Funding Corp. Secured Asset
               Corp.,
    4,913    Ser. 97-2 1A4, 7.60%, 7/25/28
5,008,189
             Merrill Lynch Mortgage Investors,
               Inc.,
   52,761    Ser. 96-C2, 1.535%, 11/21/28, I/O
4,591,875

------------
             Total collateralized mortgage
               obligations
               (cost $15,936,176)
16,319,439

------------
-----------------------------------------------
-------------
Asset-Backed Securities--14.5%
             Chase Manhattan Credit Card Trust,
    1,400    Ser. 96-2 Class A, 5.955%,
12/15/02       1,405,250
             Federal Home Loan Mortgage Corp.,
 $  4,000    Ser. 97-B C, 7.40%, 9/15/19
$  4,106,250
             Contimortgage Home Equity Loan,
    2,875    Ser. 97-1 M2, 7.67%, 3/15/28
2,960,352
             Green Tree Financial Corporation,
    2,000    Ser. 97-1 B2, 7.76%, 3/15/28
2,012,500
    7,000    Ser. 97-6 B2, 7.75%, 1/15/29
7,039,375
             Money Store Home Impvt. Ln. Trust,
    6,125    Ser. 97-1 M2, 8.07%, 5/15/23
6,433,164

------------
             Total asset-backed securities
               (cost $23,458,245)
23,956,891

------------
-----------------------------------------------
-------------
Corporate Bonds--3.1%
             Merck and Co.,
    5,000    5.76%, 5/03/37
               (cost $5,000,000)
5,125,000

------------
             Total long-term investments
               (cost $158,789,004)
162,466,770

------------
SHORT-TERM INVESTMENT--1.4%
-----------------------------------------------
-------------
Repurchase Agreement
    2,242    Joint Repurchase Agreement
Account,
               6.63%, 1/02/98
               (cost $2,242,000; Note 5)
2,242,000

------------
-----------------------------------------------
-------------
Total Investments--99.7%
             (cost $161,031,004; Note 4)
164,708,770
             Other assets in excess of
               liabilities--0.3%
538,805

------------
             Net Assets--100%
$165,247,575

------------

------------

---------------
I/O--Interest Only
R.E.M.I.C.--Real Estate Mortgage Investment
Conduit
-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     3

Statement of Assets and Liabilities
PRUDENTIAL MORTGAGE INCOME FUND, INC.
-----------------------------------------------
---------------------------------

Assets
December 31, 1997
Investments, at value (cost
$161,031,004)..................................
 .............................        $
164,708,770
Cash...........................................
 ...............................................
 ..........                  202
Interest
receivable.....................................
 ...............................................
 .            1,113,020
Receivable for Fund shares
sold...........................................
 ..............................
17,493
Other
assets.........................................
 ...............................................
 ....                4,520

-----------------
   Total
assets.........................................
 ...............................................
 .          165,844,005

-----------------
Liabilities
Accrued
expenses.......................................
 ...............................................
 ..              345,618
Management fee
payable........................................
 ..........................................
70,574
Distribution fee
payable........................................
 ........................................
59,631
Payable for Fund shares
reacquired.....................................
 .................................
56,176
Deferred Director's
fees...........................................
 .....................................
38,130
Dividends
payable........................................
 ...............................................
26,301

-----------------
   Total
liabilities....................................
 ...............................................
 .              596,430

-----------------
Net
Assets.........................................
 ...............................................
 ......        $ 165,247,575

-----------------

-----------------
Net assets were comprised of:
   Common stock, at
par............................................
 .....................................        $
113,842
   Paid-in capital in excess of
par............................................
 .........................          180,553,925

-----------------

180,667,767
   Undistributed net investment
income.........................................
 .........................              764,243
   Accumulated net realized loss on
investments....................................
 .....................          (19,862,201)
   Net unrealized appreciation on
investments....................................
 .......................            3,677,766

-----------------
Net assets, December 31,
1997...........................................
 ................................        $
165,247,575

-----------------

-----------------
Class A:
   Net asset value and redemption price per
share
      ($90,639,252 / 6,237,712 shares of common
stock issued and
outstanding)...........................
$14.53
   Maximum sales charge (4% of offering
price).........................................
 .................                  .61

-----------------
   Maximum offering price to
public.........................................
 ............................
$15.14

-----------------

-----------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($73,665,312 / 5,081,464 shares of common
stock issued and
outstanding)...........................
$14.50

-----------------

-----------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($904,171 / 62,370 shares of common stock
issued and
outstanding).................................
$14.50

-----------------

-----------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($38,840 / 2,670 shares of common stock
issued and
outstanding)...................................
$14.54

-----------------

-----------------

-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     4

PRUDENTIAL MORTGAGE INCOME FUND, INC.
Statement of Operations
-----------------------------------------------
-------------

Year Ended
Net Investment Income
December 31, 1997
Income
   Interest..............................
$13,380,233
                                            ---
--------------
Expenses
   Management fee........................
879,039
   Distribution fee--Class A.............
136,641
   Distribution fee--Class B.............
628,860
   Distribution fee--Class C.............
6,428
   Transfer agent's fees and expenses....
350,000
   Custodian's fees and expenses.........
170,000
   Reports to shareholders...............
91,000
   Registration fees.....................
74,000
   Legal fees and expenses...............
34,000
   Audit fee.............................
28,000
   Directors' fees and expenses..........
28,000
   Miscellaneous.........................
14,814
                                            ---
--------------
      Total expenses.....................
2,440,782
Less: Management fee waiver..............
(238,812)
                                            ---
--------------
      Net expenses.......................
2,201,970
                                            ---
--------------
Net investment income....................
11,178,263
                                            ---
--------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions...............
873,036
   Futures transactions..................
(199,073)
                                            ---
--------------

673,963
                                            ---
--------------
Net change in unrealized appreciation of
   investments...........................
1,996,049
                                            ---
--------------
Net gain on investments..................
2,670,012
                                            ---
--------------
Net Increase in Net Assets
Resulting from Operations................
$13,848,275
                                            ---
--------------
                                            ---
--------------

PRUDENTIAL MORTGAGE INCOME FUND, INC.
Statement of Changes in Net Assets
-----------------------------------------------
-------------

Increase (Decrease)                   Year
Ended December 31,
in Net Assets                           1997
1996
Operations
   Net investment income..........  $
11,178,263    $ 12,727,289
   Net realized gain on
      investments.................
673,963         186,036
   Net change in unrealized
      appreciation (depreciation)
      of investments..............
1,996,049      (6,315,745)
                                    -----------
-    ------------
   Net increase in net assets
      resulting from operations...
13,848,275       6,597,580
                                    -----------
-    ------------
Dividends and distributions (Note
   1)
   Dividends to shareholders from
      net investment income
      Class A.....................
(5,736,643)     (5,930,278)
      Class B.....................
(4,768,059)     (6,261,553)
      Class C.....................
(48,744)        (42,633)
      Class Z.....................
(571)             --
                                    -----------
-    ------------

(10,554,017)    (12,234,464)
                                    -----------
-    ------------
Fund share transactions (net of
   share conversions) (Note 6)
   Proceeds from shares sold......
6,513,533       8,736,035
   Net asset value of shares
      issued in
      reinvestment of dividends...
6,604,996       7,670,064
   Cost of shares reacquired......
(41,590,299)    (45,644,609)
                                    -----------
-    ------------
   Net decrease in net assets from
      Fund share transactions.....
(28,471,770)    (29,238,510)
                                    -----------
-    ------------
Total decrease....................
(25,177,512)    (34,875,394)
Net Assets
Beginning of year.................
190,425,087     225,300,481
                                    -----------
-    ------------
End of year.......................
$165,247,575    $190,425,087
                                    -----------
-    ------------
                                    -----------
-    ------------

-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     5

Notes to Financial Statements
PRUDENTIAL MORTGAGE INCOME FUND, INC.
-----------------------------------------------
---------------------------------
The Prudential Mortgage Income Fund, Inc. (the
'Fund'), is registered under the
Investment Company Act of 1940 as a
diversified, open-end management investment
company. The investment objective of the Fund
is to achieve a high level of
income over the long-term consistent with
providing reasonable safety by
investing primarily in mortgage-related
instruments, including securities
guaranteed as to timely payment of principal
and interest by the Government
National Mortgage Association (GNMA), other
mortgage-backed securities issued or
guaranteed by agencies or instrumentalities of
the U.S. Government, and
non-agency mortgage instruments, along with
obligations using mortgages as
collateral. The ability of issuers of debt
securities, held by the Fund, other
than those issued or guaranteed by the U.S.
Government, to meet their
obligations may be affected by economic
developments in a specific industry or
region.
-----------------------------------------------
-------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Security Valuation: The Fund values portfolio securities on the basis of prices provided by dealers or by a pricing service which uses information such as market values, maturities, yields, call features and developments relating to specific securities in determining values.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Since certain mortgage-backed securities, such as
GNMAs, only settle on one day each month, there can be occasions when, pending settlement, there may be substantial short-term securities in the portfolio available to fund the purchases of these mortgage-backed securities. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes original issue discount paid on purchases of portfolio securities as adjustments to interest income. Expenses are recorded on the accural basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin'. Subsequent payments, known as 'variation margin', are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is taken into income. The Fund maintains a segregated account, the dollar value of which is equal to its obligations, in respect of dollar rolls.

Federal Income Taxes: It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. The Fund will distribute at least annually any net capital gains in excess of loss carryforwards.
Dividends and distributions are
recorded on the ex-dividend date.

Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ
from generally accepted accounting
principles.
-----------------------------------------------
---------------------------------
                                       6

Notes to Financial Statements
PRUDENTIAL MORTGAGE INCOME FUND, INC.
-----------------------------------------------
---------------------------------
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance
with American Institute of Certified
Public Accountants' Statement of Position 93-2:
Determination, Disclosure, and
Financial Statement Presentation of Income,
Capital Gain, and Return of Capital
Distributions by Investment Companies. The
effect of applying this statement was
to decrease accumulated net realized losses by
$4,346,167, and decrease paid in
capital in excess of par by $4,346,167 which
represents the expiration of a
portion of the capital loss carryforward. Net
realized gains and net assets were
not affected by this change.
-----------------------------------------------
-------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund.
PIFM pays for the cost of the
subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Fund. Prior to September 1, 1997, PIFM agreed to waive a portion (.20 of 1% of the Fund's average daily net assets) of its management fee, which amounted to $238,812
($0.02 per share; .20% of average net assets, annualized) for the year ended
December 31, 1997. The Fund is not required to reimburse PIFM for such waiver.
Effective September 1, 1997, PIFM eliminated its management fee waiver.

The Fund has a distribution agreement with Prudential Securities Incorporated
('PSI') which acts as the distributor of the Class A, Class B, Class C and Class
Z shares of the Fund. The Fund compensates PSI for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PSI as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the
Fund compensates PSI for its
distribution related activities at an annual rate of up to .30 of 1%, .75 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Class A
Plan were .15 of 1% of the average
daily net assets of Class A shares and under the Class B and C Plans, .75 of 1% of the average daily net assets of both the Class B and Class C shares, respectively, for the year ended December 31, 1997.

PSI has advised the Fund that it has received approximately $14,100 in front-end sales charges resulting from sales of Class A shares for the year ended December
31, 1997. From these fees, PSI paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI advised the Fund that for the year ended
December 31, 1997, it received
approximately $162,100 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders.

PSI, PIFM and PIC are indirect, wholly owned subsidiaries of The Prudential
Insurance Company of America.

The Fund, along with other affiliated
registered investment companies (the
'Funds'), has a credit agreement (the
'Agreement') with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market rates.
The purpose of the Agreement is
to serve as an alternative source of funding
for capital share redemptions. The
Fund has not borrowed any amounts pursuant to
the Agreement during the year
ended December 31, 1997. The Funds pay a
commitment fee at an annual rate of
 .055 of 1% on the unused portion of the credit
facility. The commitment fee is
accrued and paid quarterly on a pro rata basis
by the Funds. The Agreement
expired on December 30, 1997 and has been
extended through December 29, 1998
under the same terms.
-----------------------------------------------
-------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during
the year ended December 31, 1997,
the Fund incurred fees of approximately
$269,000 for the services of PMFS. As of
December 31, 1997, approximately $21,000 of
such fees were due to PMFS. Transfer
agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to nonaffiliates.
-----------------------------------------------
-------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments and dollar rolls, for the year ended December
31, 1997 aggregated $307,844,145
and $322,635,143, respectively.

The cost basis of investments for federal
income tax purposes at December 31,
1997 was $161,299,285 and, accordingly, net
unrealized appreciation of
investments for federal income tax purposes was
$3,409,485 (gross
-----------------------------------------------
---------------------------------
                                       7

Notes to Financial Statements
PRUDENTIAL MORTGAGE INCOME FUND, INC.
-----------------------------------------------
---------------------------------
unrealized appreciation--$3,636,659; gross unrealized depreciation--$227,174).

The Fund had a capital loss carryforward as of
December 31, 1997 of
approximately $19,586,200 of which $2,647,800
expires in 1998, $16,220,800
expires in 2002 and $717,600 expires in 2005.
Accordingly, no capital gains
distribution is expected to be paid to
shareholders until net gains have been
realized in excess of such carryforward. During
the fiscal year ended December
31, 1997, approximately $3,073,700 of capital
loss carryforward expired unused.
-----------------------------------------------
-------------
Note 5. Joint Repurchase Agreement Account

The Fund, along with other affiliated
registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate by U.S. Treasury or federal agency obligations.
As of December 31, 1997, the
Fund has a .19% undivided interest in the joint account. The undivided interest for the Fund represents $2,242,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Credit Suisse First Boston Corp., 6.75%, in the principal amount of
$342,000,000, repurchase price $342,128,250,
due 1/2/98. The value of the
collateral including accrued interest is
$353,486,750.

Deutsche Morgan Grenfell Inc., 6.80%, in the principal amount of $200,000,000, repurchase price $200,075,555, due 1/2/98. The value of the collateral including accrued interest is $204,003,314.

SBC Warburg Dillon Read Inc., 6.55%, in the principal amount of $142,000,000, repurchase price $142,051,672, due 1/2/98. The value of the collateral including accrued interest is $144,862,841.

Morgan Stanley, Dean Witter, Discover & Co.,
5.95%, in the principal amount of
$151,553,000, repurchase price $151,603,097,
due 1/2/98. The value of the
collateral including accrued interest is
$154,584,932.

Salomon Smith Barney Inc., 6.75%, in the
principal amount of $342,000,000,
repurchase price $342,128,250, due 1/2/98. The
value of the collateral including
accrued interest is $350,295,372.
-----------------------------------------------
-------------
Note 6. Capital

The Fund offers Class A, Class B, Class C and
Class Z shares. Class A shares are
sold with a front-end sales charge of up to 4%.
Class B shares are sold with a
contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.
Effective March 18, 1997 the Fund commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Each class of shares has equal rights as to earnings, assets and voting privileges except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Fund has authorized 500 million shares of common stock, $.01 par value per share, equally divided into four classes, designated Class A, Class B, Class C and Class
Z.

Transactions in shares of common stock were as follows:

Class A                                 Shares
Amount
------------------------------------  ---------
-   -------------
Year ended December 31, 1997:
Shares sold.........................
196,213   $   2,817,711
Shares issued in reinvestment of
  dividends and distributions.......
272,081       3,897,976
Shares reacquired...................
(1,350,280)    (19,341,070)
                                      ---------
-   -------------
Net decrease in shares outstanding
  before conversion.................
(881,986)    (12,625,383)
Shares issued upon conversion from
  Class B...........................
554,627       7,950,244
                                      ---------
-   -------------
Net decrease in shares
  outstanding.......................
(327,359)  $  (4,675,139)
                                      ---------
-   -------------
                                      ---------
-   -------------
Year ended December 31, 1996:
Shares sold.........................
223,806   $   3,184,988
Shares issued in reinvestment of
  dividends and distributions.......
287,916       4,090,240
Shares reacquired...................
(1,327,376)    (18,847,332)
                                      ---------
-   -------------
Net decrease in shares outstanding
  before conversion.................
(815,654)    (11,572,104)
Shares issued upon conversion from
  Class B...........................
590,405       8,336,520
                                      ---------
-   -------------
Net decrease in shares
  outstanding.......................
(225,249)  $  (3,235,584)
                                      ---------
-   -------------
                                      ---------
-   -------------
Class B
------------------------------------
Year ended December 31, 1997:
Shares sold.........................
243,748   $   3,481,986
Shares issued in reinvestment of
  dividends and distributions.......
188,146       2,687,530
Shares reacquired...................
(1,548,780)    (22,088,732)
                                      ---------
-   -------------
Net decrease in shares outstanding
  before conversion.................
(1,116,886)    (15,919,216)
Shares reacquired upon conversion
  into Class A......................
(556,068)     (7,950,244)
                                      ---------
-   -------------
Net decrease in shares
  outstanding.......................
(1,672,954)  $ (23,869,460)
                                      ---------
-   -------------
                                      ---------
-   -------------

-----------------------------------------------
---------------------------------
                                       8

Notes to Financial Statements
PRUDENTIAL MORTGAGE INCOME FUND, INC.
-----------------------------------------------
---------------------------------

Class B                                 Shares
Amount
------------------------------------  ---------
-   -------------
Year ended December 31, 1996:
Shares sold.........................
375,530   $   5,342,866
Shares issued in reinvestment of
  dividends and distributions.......
251,545       3,565,389
Shares reacquired...................
(1,892,789)    (26,787,821)
                                      ---------
-   -------------
Net decrease in shares outstanding
  before conversion.................
(1,265,714)    (17,879,566)
Shares reacquired upon conversion
  into Class A......................
(592,011)     (8,336,520)
                                      ---------
-   -------------
Net decrease in shares
  outstanding.......................
(1,857,725)  $ (26,216,086)
                                      ---------
-   -------------
                                      ---------
-   -------------
Class C
------------------------------------
Year ended December 31, 1997:
Shares sold.........................
11,549   $     166,049
Shares issued in reinvestment of
  dividends and distributions.......
1,325          18,937
Shares reacquired...................
(10,595)       (150,716)
                                      ---------
-   -------------
Net increase in shares
  outstanding.......................
2,279   $      34,270
                                      ---------
-   -------------
                                      ---------
-   -------------
Year ended December 31, 1996:
Shares sold.........................
14,791   $     208,181
Shares issued in reinvestment of
  dividends and distributions.......
1,020          14,435
Shares reacquired...................
(665)         (9,456)
                                      ---------
-   -------------
Net decrease in shares
  outstanding.......................
(15,146)  $    (213,160)
                                      ---------
-   -------------
                                      ---------
-   -------------
Class Z
------------------------------------
March 18, 1997(a) through
  December 31, 1997:
Shares sold.........................
3,313   $      47,787
Shares issued in reinvestment of
  dividends and distributions.......
38             553
Shares reacquired...................
(681)         (9,781)
                                      ---------
-   -------------
Net increase in shares
  outstanding.......................
2,670   $      38,559
                                      ---------
-   -------------
                                      ---------
-   -------------

---------------
(a) Commencement of offering of Class Z shares.
-----------------------------------------------
---------------------------------
                                       9

Financial Highlights
PRUDENTIAL MORTGAGE INCOME FUND, INC.
-----------------------------------------------
---------------------------------

Class A

-----------------------------------------------
--------

Year Ended December 31,

-----------------------------------------------
--------

1997        1996       1995(a)     1994(a)
1993(a)

-------     -------     -------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................   $ 14.25     $ 14.61
$ 13.50     $14.75      $ 15.07

-------     -------     -------     -------
-------
Income from investment operations
Net investment
income...............................
 .95(c)      .93(c)      .89        .90
 .95
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .23        (.39)       1.18      (1.19)
(.21)

-------     -------     -------     -------
-------
   Total from investment
operations.................      1.18
 .54        2.07       (.29)         .74

-------     -------     -------     -------
-------
Less distributions
Dividends to shareholders from net investment

income.........................................
 ..      (.90)       (.90)       (.89)
(.90)        (.95)
Dividends to shareholders in excess of net
   investment
income................................        -
-          --        (.07)        --
(.11)
Tax return of capital
distributions.................        --
--          --       (.06)          --

-------     -------     -------     -------
-------
   Total
distributions..............................
(.90)       (.90)       (.96)      (.96)
(1.06)

-------     -------     -------     -------
-------
Net asset value, end of
year........................   $ 14.53     $
14.25     $ 14.61     $13.50      $ 14.75

-------     -------     -------     -------
-------

-------     -------     -------     -------
-------
TOTAL
RETURN(b):....................................
8.57%       4.12%      15.53%     (2.01)%
4.97%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of year
(000).......................   $90,639
$93,555     $99,183     $8,762      $10,863
Average net assets
(000)............................   $91,094
$93,766     $90,854     $9,874      $10,199
Ratios to average net assets:
   Expenses, including distribution
fees............       .96%(c)    1.12%(c)
1.27%      1.13%        1.00%
   Expenses, excluding distribution
fees............       .81%(c)     .97%(c)
1.12%       .98%         .85%
   Net investment
income............................
6.65%(c)    6.56%(c)    6.27%      6.42%
6.42%
For Class A, B, C and Z Shares:
Portfolio turnover
rate.............................       178%
65%        193%       560%         134%

---------------
(a) Based on average shares outstanding, by
class.
(b) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions.
(c) Net of management fee waiver.
-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     10

Financial Highlights
PRUDENTIAL MORTGAGE INCOME FUND, INC.
-----------------------------------------------
---------------------------------

Class B

-----------------------------------------------
------------

Year Ended December 31,

-----------------------------------------------
------------

1997         1996       1995(a)      1994(a)
1993(a)

-------     --------     --------     --------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................   $ 14.22     $  14.57
$  13.47     $  14.71     $  15.04

-------     --------     --------     --------
--------
Income from investment operations
Net investment
income...............................
 .88(c)       .85(c)       .82          .82
 .87
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .21         (.39)        1.15        (1.19)
(.23)

-------     --------     --------     --------
--------
   Total from investment
operations.................      1.09
 .46         1.97         (.37)         .64

-------     --------     --------     --------
--------
Less distributions
Dividends to shareholders from net investment

income.........................................
 ..      (.81)        (.81)        (.82)
(.82)        (.87)
Dividends to shareholders in excess of net
   investment
income................................        -
-           --         (.05)          --
(.10)
Tax return of capital
distributions.................        --
--           --         (.05)          --

-------     --------     --------     --------
--------
   Total
distributions..............................
(.81)        (.81)        (.87)        (.87)
(.97)

-------     --------     --------     --------
--------
Net asset value, end of
year........................   $ 14.50     $
14.22     $  14.57     $  13.47     $  14.71

-------     --------     --------     --------
--------

-------     --------     --------     --------
--------
TOTAL RETURN(b):
7.84%        3.53%       14.78%       (2.57)%
4.29%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of year
(000).......................   $73,665
$96,016     $125,463     $245,437     $319,401
Average net assets
(000)............................   $83,848
$109,812     $146,290     $279,946     $332,731
Ratios to average net assets:
   Expenses, including distribution
fees............      1.56%(c)     1.72%(c)
1.87%        1.73%        1.60%
   Expenses, excluding distribution
fees............       .81%(c)      .97%(c)
1.12%         .98%         .85%
   Net investment
income............................
6.05%(c)     5.95%(c)     5.82%        5.82%
5.82%

---------------
(a) Based on average shares outstanding, by
class.
(b) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions.
(c) Net of management fee waiver.
-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     11

Financial Highlights
PRUDENTIAL MORTGAGE INCOME FUND, INC.
-----------------------------------------------
---------------------------------

Class C                             Class Z

-----------------------------------------------
---     ------------

August 1,        March 18,

1994(c)          1997(d)

Year Ended December 31,            through
through

---------------------------------     December
31,     December 31,

1997         1996       1995(a)        1994(a)
1997

-------     --------     --------     ---------
---     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................   $ 14.22     $  14.57
$  13.47       $  14.01         $  14.13

-------     --------     --------         -----
-           ------
Income from investment operations
Net investment
income...............................
 .87(f)       .85(f)       .81            .30
 .74(f)
Net realized and unrealized gain (loss) on
   investment
transactions..........................
 .22         (.39)        1.16           (.49)
 .39

-------     --------     --------         -----
-           ------
   Total from investment
operations.................      1.09
 .46         1.97           (.19)
1.13

-------     --------     --------         -----
-           ------
Less distributions
Dividends to shareholders from net investment

income.........................................
 ..      (.81)        (.81)        (.81)
(.30)            (.72)
Dividends to shareholders in excess of net
   investment
income................................        -
-           --         (.06)            --
--
Tax return of capital
distributions.................        --
--           --           (.05)              --

-------     --------     --------         -----
-           ------
   Total
distributions..............................
(.81)        (.81)        (.87)          (.35)
(.72)

-------     --------     --------         -----
-           ------
Net asset value, end of
year........................   $ 14.50     $
14.22     $  14.57       $  13.47         $
14.54

-------     --------     --------         -----
-           ------

-------     --------     --------         -----
-           ------
TOTAL RETURN(b):
7.84%        3.53%       14.78%         (1.32)%
8.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of year
(000).......................      $904
$854         $655           $515
$39
Average net assets
(000)............................      $857
$746         $599           $460
$9
Ratios to average net assets:
   Expenses, including distribution
fees............      1.56%(f)     1.72%(f)
1.87%          1.82%(e)          .81%(e)(f)
   Expenses, excluding distribution
fees............       .81%(f)      .97%(f)
1.12%          1.08%(e)          .81%(e)(f)
   Net investment
income............................
6.05%(f)     5.95%(f)     5.72%
5.32%(e)         6.88%(e)(f)

---------------
(a) Based on average shares outstanding, by
class.
(b) Total return does not consider the effects
of sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
(e) Annualized.
(f) Net of management fee waiver.
-----------------------------------------------
---------------------------------
See Notes to Financial Statements.     12

Report of Independent Accountants
PRUDENTIAL MORTGAGE INCOME FUND, INC.
-----------------------------------------------
---------------------------------
To the Shareholders and Board of Directors of Prudential Mortgage Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Mortgage Income Fund,
Inc. (the 'Fund') at December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights
(hereafter referred to as
'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit includes examining, on a
test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at
December 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
February 13, 1998


Tax Information
PRUDENTIAL MORTGAGE INCOME FUND, INC.
-----------------------------------------------
---------------------------------
We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the Mutual
Fund meets certain requirements
mandated by the respective state's taxing authorities. We are pleased to report that 4.83% of the dividends paid by Prudential
Mortgage Income Fund, Inc.
qualifies for such deduction.

We wish to advise you that the corporate
dividends received deduction for the
Fund is zero. Only funds that invest in U.S.
equity securities are entitled to
pass-through a corporate dividends received
deduction.
-----------------------------------------------
---------------------------------
                                       13

Comparing A $10,000 Investment.
Prudential Mortgage Income Fund, Inc. vs. the
Lehman Mortgage-Backed Securities Index.

// Prudential Mortgage Income Fund, Inc.
-- Lehman Mortgage-Backed Index

                       Class A
Average Annual Total
                       (CHART)
Returns - Class A

With Sales Load

6.82% Since Inception (6.80%)

5.22% for  5 Years (5.17%)

4.23% for  1 Year (4.08%)


Without Sales Load

7.37% Since Inception (7.35%)

6.08% for  5 Years (6.04%)

8.57% for  1 Year (8.42%)

                       Class B
Average Annual Total
                       (CHART)
Returns - Class B

With Sales Load

8.61% Since Inception (8.58%)

7.02% for 10 Years (7.00%)

5.26% for 5 Years (5.21%)

2.84% for 1 Year (2.69%)


Without Sales Load

8.61% Since Inception (8.58%)

7.02% for 10 Years (7.00%)

5.42% for 5 Years (5.38%)

7.84% for 1 Year (7.69%)

                       Class C
Average Annual Total
                       (CHART)
Returns - Class C

With Sales Load

7.11% Since Inception (7.04%)

6.84% for 1 Year (6.69%)


Without Sales Load

7.11% Since Inception (7.04%)

7.84% for 1 Year (7.69%)

                       Class Z
                       (CHART)
*Without waivers and expense subsidies the value of the $10,000 investment in the Fund and the Fund's average annual total return, as illustrated above, would have been lower, as indicated in parentheses ( ).

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.
The boxes on the top of the
charts are designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst years in terms of total annual return since inception of each share class or for 10 years, whichever is shorter.

These graphs are furnished to you in accordance with SEC regulations. They compare a $10,000 investment in the Prudential
Mortgage Income Fund, Inc.
(Class A, Class B, Class C and Class Z) with a similar investment in the
Lehman Mortgage-Backed Securities Index by portraying the initial account values at the commencement of operations of Class A, C, and Z shares and for 10 years for Class B shares, and subsequent account values at the end of each fiscal year (December 31), as measured on a quarterly basis, beginning in 1990 for Class A shares, in 1987 for Class B shares, in 1994 for Class C shares and in 1997 for Class Z shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and
Class C shares, assuming full redemption on December 31, 1997; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or a distribution fee. Class B shares will automatically convert to
Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph. Since
Class Z shares have been in existence less than a year, no average annual returns are presented.

The Lehman Mortgage-Backed Securities Index is a weighted index comprised of fixed-rate mortgage securities issued or backed by mortgage pools of GNMA,
FNMA and FHLMC. The Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities that comprise the Index may differ substantially from the securities in the Fund's portfolio. The Lehman Mortgage-Backed
Securities Index is not the only index
that may be used to characterize performance of mortgage backed securities, and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directorsx
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

743915209             MF102E
743915100             Cat. #44400Q3
743915308
743915407